SHARE-BASED COMPENSATION EXPENSES (Details 1) (Performance Shares [Member], USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding	1,476,000	1,476,000
Number of shares, Vested and expected to vest	1,476,000
Number of shares, Exercisable	283,200
Weighted average exercise price, Outstanding (in dollars per share)	$ 9.29	$ 9.29
Weighted average exercise price, Vested and expected to vest (in dollars per share)	$ 9.29
Weighted average exercise price, Exercisable (in dollars per share)	$ 9.29
Weighted average remaining contractual life (years), Outstanding	2 years 7 months 20 days	3 years 7 months 20 days
Weighted average remaining contractual life (years), Vested and expected to vest	2 years 7 months 20 days
Weighted average remaining contractual life (years), Exercisable	2 years 7 months 20 days
Aggregate intrinsic value, Outstanding (in dollars)	$ 22,435,200	$ 4,605,120
Aggregate intrinsic value, Vested and expected to vest (in dollars)	22,435,200
Aggregate intrinsic value, Exercisable (in dollars)	$ 4,304,640